RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Salaries, benefits, and consulting fees	$ 1,021	$ 757	$ 723
Share-based payments	1,188	1,468	659
Total Key management personnel compensation	$ 2,209	$ 2,225	$ 1,382